Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands																					12 Months Ended
	Aug. 06, 2020	Jul. 29, 2020 CNY (¥) ¥ / shares shares	Jul. 29, 2020 USD ($) shares	Jul. 24, 2020 CNY (¥) ¥ / shares shares	Jul. 24, 2020 USD ($) shares	Jul. 22, 2020 CNY (¥) ¥ / shares shares	Jul. 22, 2020 USD ($) shares	May 26, 2020 CNY (¥) ¥ / shares shares	May 26, 2020 USD ($) shares	May 11, 2020 CNY (¥) ¥ / shares shares	May 11, 2020 USD ($) shares	Apr. 10, 2020 CNY (¥) ¥ / shares shares	Apr. 10, 2020 USD ($) shares	Dec. 02, 2019 CNY (¥) ¥ / shares shares	Dec. 02, 2019 USD ($) shares	Aug. 01, 2018 CNY (¥) ¥ / shares shares	Mar. 26, 2018 CNY (¥) ¥ / shares shares	Jan. 05, 2018 CNY (¥) ¥ / shares shares	Nov. 27, 2017 CNY (¥) ¥ / shares shares	Jun. 09, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥)	Jul. 29, 2020 $ / shares	Jul. 24, 2020 $ / shares	Jul. 22, 2020 $ / shares	May 26, 2020 $ / shares	May 11, 2020 $ / shares	Apr. 10, 2020 $ / shares	Dec. 02, 2019 $ / shares	Aug. 01, 2018 $ / shares	Mar. 26, 2018 $ / shares	Jan. 05, 2018 $ / shares	Nov. 27, 2017 $ / shares	Jun. 09, 2017 $ / shares
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, consideration received on transaction														¥ 94	$ 300,000
Sale of stock, price per share | ¥ / shares																	¥ 343
Stockholders' equity note, stock split, conversion ratio																					1:1
Percent of holders for series																					80.00%
Preferred stock liquidation percent																					50.00%
Dividend right percent																					4.00%
Fund redemption price | ¥																					¥ 300,000
Fund redemption price annualized interest rate																					8.00%
Liquidation one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock liquidation percent																					120.00%
Liquidation two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument, interest rate, stated percentage																					12.00%
Stock liquidation percent																					100.00%
Preferred stock redemption one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					120.00%
Debt instrument, interest rate, stated percentage																					12.00%
Preferred stock redemption two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					100.00%
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																			2,021,635	1,102,710
Sale of stock, consideration received on transaction | ¥																			¥ 308,000	¥ 168,000
Sale of stock, price per share | ¥ / shares																			¥ 152	¥ 152
Stock issued during period, shares, stock splits																			50,540,875	27,567,750
Preferred stock, par or stated value per share | $ / shares																																$ 0.00001	$ 0.00001
Stockholders' equity note, stock split, conversion ratio																			1:25	1:25
Series A1 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																		2,712,095
Sale of stock, consideration received on transaction | ¥																		¥ 460,000
Sale of stock, price per share | ¥ / shares																		¥ 170
Stock issued during period, shares, stock splits																		67,802,375
Preferred stock, par or stated value per share | $ / shares																															$ 0.00001
Stockholders' equity note, stock split, conversion ratio																		1:25
Series A2 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																		466,856
Sale of stock, consideration received on transaction | ¥																		¥ 100,000
Sale of stock, price per share | ¥ / shares																		¥ 214
Stock issued during period, shares, stock splits																		11,671,400
Preferred stock, par or stated value per share | $ / shares																															$ 0.00001
Stockholders' equity note, stock split, conversion ratio																		1:25
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																	6,419,268
Sale of stock, consideration received on transaction | ¥																	¥ 2,200,000
Stock issued during period, shares, stock splits																	160,481,700
Preferred stock, par or stated value per share | $ / shares																														$ 0.00001
Stockholders' equity note, stock split, conversion ratio																	1:25
Series B1 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																5,330,910
Sale of stock, consideration received on transaction | ¥																¥ 2,900,000
Sale of stock, price per share | ¥ / shares																¥ 544
Stock issued during period, shares, stock splits																133,272,750
Preferred stock, par or stated value per share | $ / shares																													$ 0.00001
Stockholders' equity note, stock split, conversion ratio																1:25
Series B2 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																1,526,543
Sale of stock, consideration received on transaction | ¥																¥ 955,000
Sale of stock, price per share | ¥ / shares																¥ 626
Stock issued during period, shares, stock splits																38,163,575
Preferred stock, par or stated value per share | $ / shares																													$ 0.00001
Stockholders' equity note, stock split, conversion ratio																1:25
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction		207,588,515	207,588,515	207,588,515	207,588,515	207,588,515	207,588,515	318,363	318,363	795,907	795,907	26,137,425	26,137,425	3,183,626	3,183,626
Sale of stock, consideration received on transaction		¥ 6,271,720	$ 900,000	¥ 6,271,720	$ 900,000	¥ 6,271,720	$ 900,000	¥ 8,555	$ 1,200	¥ 21,231	$ 3,000	¥ 693,123	$ 98,519	¥ 2,107,860
Sale of stock, price per share | (per share)		¥ 30		¥ 30		¥ 30		¥ 27		¥ 27		¥ 27		¥ 662								$ 4.34	$ 4.34	$ 4.34	$ 3.77	$ 3.77	$ 3.77
Stock issued during period, shares, stock splits														79,590,650	79,590,650
Preferred stock, par or stated value per share | $ / shares																												$ 0.00001
Stockholders' equity note, stock split, conversion ratio	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25
Series C Preferred Stock [Member] | Liquidation one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock liquidation percent																					120.00%
Series C Preferred Stock [Member] | Liquidation two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument, interest rate, stated percentage																					12.00%
Stock liquidation percent																					100.00%
Series C Preferred Stock [Member] | Preferred stock redemption one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					120.00%
Debt instrument, interest rate, stated percentage																					12.00%
Series C Preferred Stock [Member] | Preferred stock redemption two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					100.00%